Equity - Schedule of Stock Options (Details) - $ / shares					2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2023	Jun. 30, 2023	Feb. 01, 2023	Apr. 25, 2022	Jun. 30, 2023	Dec. 12, 2022	Nov. 01, 2022	Sep. 30, 2024	Dec. 31, 2023
Schedule of Stock Options [Abstract]
Outstanding, Number of stock options beginning								1,523,084	1,366,167
Outstanding, Weighted average exercise price beginning								$ 1.71	$ 1.08
Granted, Number of stock options	1,500		10,000	45,000	222,500	105,000	262,000	92,500	234,000
Granted, Weighted average exercise price								$ 1.54	$ 5
Forfeited, Number of stock options		(80,000)						(394,990)	(14,583)
Forfeited, Weighted average exercise price								$ 2.2	$ 0.6
Exercised, Number of stock options									(62,500)
Exercised, Weighted average exercise price									$ 0.6
Outstanding, Number of stock options ending								1,220,594	1,523,084
Outstanding, Weighted average exercise price ending								$ 1.52	$ 1.71